Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax rate		(17.00%)	35.00%	(35.00%)
Tax rate		389.40%	2.90%	7.20%
Qualifying period based on income description		Certain of our subsidiaries have been granted a concessionary tax rate of 0.0% on all qualifying income for a period of up to five to ten years based on investments in certain plant and equipment and other development and expansion activities
Tax benefit from qualifying income on investments		$ 2.2	$ 4.6	$ 6.6
Expiration period of tax incentive agreement description		The Company is in compliance with the qualifying conditions of the tax incentives. The last of these incentives will expire between 2017 and 2022.
Unrecognized tax benefits, net of U.S. federal, state and local deductions,	1.5	1.6	1.8	6.1
Decrease in unrecognized tax benefit		(0.2)
Accrued interest and penalties		0.2	0.2
Deferred Tax Assets, Net	45.4	21.5	32.6
Increase decrease in deferred tax assets		(11.1)
Valuation allowance		224.8	240.9
Valuation Allowances and Reserves, Adjustments	47.4
Valuation Allowance, Deferred Tax Asset, Change in Amount	17.8
CashCashEquivalentsStInvestmentsSubjectToRepatriationTaxEffect	$ 71.7
Investments in certain plant and equipment and other development and expansion activities [Member]
Income Tax Disclosure [Abstract]
Tax rate		0.00%
Singapore [Member]
Income Tax Disclosure [Abstract]
Income tax rate		17.00%